United States Securities and Exchange Commission
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Insight Capital Research & Management, Inc.
Address:  2121 N. California Boulevard, Suite 560
          Walnut Creek, CA  94596

Form 13F File Number:    28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Foran
Title:    Controller
Phone:    925-948-2000

Signature, Place and Date of Signing:
James Foran         Walnut Creek, CA    November 11, 2008
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      78

Form 13F Information Table Value Total:      848,675 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER         TIT  CUSIP       VALUE    SHARES     INV.   OTHE  VOTING AUTH
                       LE               X1000               DISC   R
                       OF                                   .      MGR
                       CLA
                       SS
                                                                           SOLE    SHR    NONE
Aaron Rents Inc         cs  002535201     14,637    540,724 sole   n/a     396,105 n/a   144,619
Accenture Ltd Bermuda   cs  G1150G111      2,759     72,594 sole   n/a       7,992 n/a    64,602
Cl A
Activision Blizzard     cs  00507V109      8,214    532,311 sole   n/a     334,383 n/a   197,928
Inc
Aeropostale Inc         cs  007865108     19,948    621,239 sole   n/a     454,332 n/a   166,907
Alcon Inc               cs  H01301102      2,028     12,554 sole   n/a       1,266 n/a    11,288
Alexion                 cs  015351109     38,925    990,463 sole   n/a     718,158 n/a   272,305
Pharmaceuticals Inc
Almost Family           cs  020409108     20,162    509,780 sole   n/a     357,250 n/a   152,530
Amedisys Inc            cs  023436108     21,277    437,177 sole   n/a     319,005 n/a   118,172
American Caresource     cs  02505A103      1,809    203,510 sole   n/a      69,757 n/a   133,753
Hldgs Inc
Americas Car Mart Inc   cs  03062T105     10,343    556,394 sole   n/a     345,723 n/a   210,671
Amgen Inc               cs  031162100      1,836     30,985 sole   n/a       3,443 n/a    27,542
Apple Inc               cs  037833100      1,254     11,029 sole   n/a       1,483 n/a     9,546
Ariba Inc               cs  04033V203     20,958  1,483,221 sole   n/a   1,086,773 n/a   396,448
Autozone Inc            cs  053332102      1,717     13,920 sole   n/a       1,068 n/a    12,852
Avon Products           cs  054303102      2,082     50,086 sole   n/a       5,161 n/a    44,925
Axsys Technologies Inc  cs  054615109     23,589    400,225 sole   n/a     290,189 n/a   110,036
Big Lots Inc            cs  089302103     20,686    743,281 sole   n/a     525,333 n/a   217,948
Buckle Inc              cs  118440106     14,754    265,638 sole   n/a     186,483 n/a    79,155
Buffalo Wild Wings Inc  cs  119848109     14,292    355,160 sole   n/a     249,259 n/a   105,901
Celgene Corp            cs  151020104      7,999    126,413 sole   n/a      73,759 n/a    52,654
Children's Place        cs  168905107     16,768    502,784 sole   n/a     365,829 n/a   136,955
Compuware Corp          cs  205638109     18,227  1,880,996 sole   n/a   1,378,292 n/a   502,704
Covidien Ltd            cs  G2552X108      1,474     27,427 sole   n/a       3,684 n/a    23,743
CSX Corp                cs  126408103      3,017     55,294 sole   n/a       7,375 n/a    47,919
Edwards Lifesciences    cs  28176E108     10,334    178,908 sole   n/a     142,332 n/a    36,576
Corp
Emcor Group Inc         cs  29084Q100      2,338     88,812 sole   n/a      76,567 n/a    12,245
Energy Conv Devices     cs  292659109     14,056    241,306 sole   n/a     180,121 n/a    61,185
Express Scripts         cs  302182100      3,688     49,956 sole   n/a       7,553 n/a    42,403
Ezcorp Inc Cl A         cs  302301106     18,445    981,142 sole   n/a     682,473 n/a   298,669
Finish Line Inc         cs  317923100      8,940    894,929 sole   n/a     631,270 n/a   263,659
First Solar Inc         cs  336433107      2,102     11,129 sole   n/a       9,591 n/a     1,538
Fomento Economico       cs  344419106      1,712     44,875 sole   n/a       6,011 n/a    38,864
Mexicano Sa Spnd Adr
Fuel Sys Solutions Inc  cs  35952W103     12,864    373,398 sole   n/a     278,422 n/a    94,976
Gentiva Health Service  cs  37247A102     13,393    497,160 sole   n/a     351,156 n/a   146,004
Inc
Gilead Sciences Inc     cs  375558103      3,506     76,845 sole   n/a      11,348 n/a    65,497
Hewlett Packard Co      cs  428236103      1,771     38,292 sole   n/a       5,465 n/a    32,827
HJ Heinz                cs  423074103        929     18,600 sole   n/a           0 n/a    18,600
Hudson City Bancorp     cs  443683107      7,925    429,547 sole   n/a     289,332 n/a   140,215
Icon Pub Ltd Co         cs  45103T107     25,475    666,020 sole   n/a     489,801 n/a   176,219
Illumina Inc            cs  452327109     35,595    878,239 sole   n/a     630,631 n/a   247,608
Integral Sys Inc        cs  45810H107     16,087    774,518 sole   n/a     549,972 n/a   224,546
Intl Bus Machines       cs  459200101      1,339     11,449 sole   n/a         779 n/a    10,670
ITT Edl Svcs Inc        cs  45068B109      9,054    111,899 sole   n/a      78,916 n/a    32,983
Jo-Ann Stores Inc       cs  47758P307      5,111    243,625 sole   n/a     165,825 n/a    77,800
Kansas City South Ind   cs  485170302      8,440    190,272 sole   n/a     138,052 n/a    52,220
Life Partners Hldg Inc  cs  53215T106      2,479     68,914 sole   n/a      23,566 n/a    45,348
Mantech Intl Corp Cl A  cs  564563104     25,443    429,136 sole   n/a     310,513 n/a   118,623
Mastercard Inc          cs  57636Q104        621      3,500 sole   n/a           0 n/a     3,500
McDonalds               cs  580135101      3,350     54,297 sole   n/a       7,309 n/a    46,988
Medco Health Solutions  cs  58405U102      1,205     26,785 sole   n/a       3,575 n/a    23,210
Nuvasive Inc            cs  670704105     28,359    574,882 sole   n/a     415,681 n/a   159,201
Old Dominion Freight    cs  679580100      3,570    125,987 sole   n/a     108,924 n/a    17,063
Lines Inc
Panera Bread Co         cs  69840W108      3,492     68,600 sole   n/a      59,083 n/a     9,517
Parexel Intl Corp       cs  699462107     18,265    637,309 sole   n/a     461,710 n/a   175,599
Pharmerica Corp         cs  71714F104     11,740    522,021 sole   n/a     366,838 n/a   155,183
PMC-Sierra Inc          cs  69344F106     14,745  1,987,259 sole   n/a   1,395,828 n/a   591,431
Qlogic Corp             cs  747277101     17,360  1,130,221 sole   n/a     827,021 n/a   303,200
Qualcomm Inc            cs  747525103      2,794     65,017 sole   n/a       8,724 n/a    56,293
Rock-Tenn Co  Cl A      cs  772739207     19,817    495,677 sole   n/a     363,385 n/a   132,292
Ross Stores             cs  778296103     10,836    294,383 sole   n/a     198,370 n/a    96,013
Sanmina Corp            cs  800907107     12,898  9,213,015 sole   n/a   6,636,533 n/a   2,576,4
                                                                                              82
SAP AG Adr              cs  803054204      1,421     26,597 sole   n/a       3,555 n/a    23,042
Sapient Corporation     cs  803062108     11,659  1,569,185 sole   n/a   1,200,115 n/a   369,070
Sohu Com Inc            cs  83408W103      8,921    160,011 sole   n/a     120,447 n/a    39,564
Steve Madden Ltd        cs  556269108      7,970    321,628 sole   n/a     227,228 n/a    94,400
Sybase Inc              cs  871130100     18,121    591,807 sole   n/a     432,513 n/a   159,294
Synaptics Inc           cs  87157D109      5,180    171,419 sole   n/a     116,769 n/a    54,650
Sysco Corp              cs  871829107      1,412     45,787 sole   n/a       6,203 n/a    39,584
Telecommunications Sys  cs  87929J103     11,226  1,624,648 sole   n/a   1,006,194 n/a   618,454
Inc Cl A
Thoratec Labs Inc       cs  885175307     20,831    793,543 sole   n/a     586,499 n/a   207,044
True Religion Apparel   cs  89784N104     17,774    687,588 sole   n/a     491,443 n/a   196,145
United Therapeutics     cs  91307C102     34,575    328,750 sole   n/a     239,782 n/a    88,968
Urban Outfitters Inc    cs  917047102      7,835    245,842 sole   n/a     159,409 n/a    86,433
Wabtec Corp             cs  929740108      5,479    106,950 sole   n/a      92,699 n/a    14,251
Wal-Mart Stores         cs  931142103      3,364     56,168 sole   n/a       7,726 n/a    48,442
Warnaco Group Inc       cs  934390402     13,011    287,288 sole   n/a     202,140 n/a    85,148
Western Union Co        cs  959802109      2,019     81,851 sole   n/a      11,042 n/a    70,809
Zynex Inc               cs  98986M103      9,041  1,741,976 sole   n/a   1,000,771 n/a   741,205





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